Employee Benefit Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company's contributions to employee saving plan	$ 73	$ 132	$ 115
Discretionary company's contribition to employee saving plan	0	36	22
Compensation expense	$ 2,885	$ 4,556	$ 4,296
Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Method used for the calculation of all stock options awards	Black-Scholes method
Exercised, shares	0	0	0			14,319	15,356	2,925	13,058	13,058
Expected term simplified method	4.5 years
Vesting Period	3 years
Weighted average time to vest	2 years
Contractual term of the award	7 years
Service Conditions
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility				84.71%	55.17%
Risk free rate				1.81%	1.46%
Estimated compensation cost relating to non-vested service conditions stock option not yet recognized	$ 0
Estimated compensation cost relating to non-vested service conditions restricted stock and restricted stock units awards not yet recognized	$ 1,943
Years to maturity	3 years 25 days
Restricted share unit awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	$ 0	$ 0	$ 0
Fair value of stock granted			12.7
Restricted share unit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend assumption	0	0	0
Fair value of stock granted	$ 2.84	$ 3	$ 12.7
Tranche - Year 1 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 2 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.30%
Tranche - Year 3 | Share appreciation rights and stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting of the service conditions options, per each year	33.40%